Direct Costs (Details) - Schedule of direct costs - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Direct Costs Abstract
Depreciation on property, plant and equipment (Note 16)	$ 12,615,658	$ 6,806,198	$ 5,800,007	$ 5,785,745	$ 5,763,150	$ 692,775
Employees’ costs	4,232,980	3,891,969	3,482,431	3,074,727	2,808,702	1,518,794
Port expense (Note 6.1)	2,039,396	1,681,878	1,558,887	1,294,829	423,094
Spare parts and consumables used	1,460,979	938,386	657,917	788,792	592,471	50,891
Insurance charges	955,977	782,357	397,976	323,702	377,053	31,304
Others	644,672	550,576	811,168	229,444	135,764
Total	$ 24,691,442	$ 14,984,022	$ 12,708,386	$ 11,497,239	$ 10,100,234	$ 2,295,809